UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/14

Item 1.	Schedule of Investments

GE RSP Income Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Bonds and Notes—98.7% †		Principal Amount	Fair Value
U.S. Treasuries—30.9%
U.S. Treasury Bonds
3.63%	08/15/43	$31,598,400	$31,983,521
4.50%	02/15/36	92,390,400	108,443,232	(a)
U.S. Treasury Notes
0.25%	02/29/16	55,029,400	54,883,242	(a)
0.75%	01/15/17	340,104,000	339,599,286
0.88%	01/31/17	2,945,400	2,949,082	(a)
1.50%	02/28/19	194,648,600	192,702,114	(a)
2.50%	08/15/23	55,854,300	55,055,751
2.75%	02/15/24	21,015,000	21,060,981
			806,677,209
Agency Mortgage Backed—28.3%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	237,884	254,067	(a)
5.00%	07/01/35	1,777,324	1,960,460	(a)
5.00%	06/01/41	10,847,038	11,961,259
5.50%	05/01/20 - 04/01/39	4,443,980	4,906,327	(a)
6.00%	04/01/17 - 11/01/37	7,539,091	8,462,632	(a)
6.50%	07/01/29	30,571	34,647	(a)
7.00%	10/01/16 - 08/01/36	1,204,964	1,352,423	(a)
7.50%	01/01/28 - 09/01/33	56,926	62,738	(a)
8.00%	11/01/30	8,570	9,759	(a)
8.50%	04/01/30	13,034	15,468	(a)
9.00%	05/01/16 - 11/01/16	32,058	33,824	(a)
Federal National Mortgage Assoc.
2.35%	04/01/37	20,019	20,893	(b)
3.00%	05/01/43	35,818,592	34,616,527
3.00%	06/01/43	35,995,881	34,807,875	(a)
3.50%	11/01/42 - 02/01/43	45,034,543	45,380,002	(a)
4.00%	05/01/19 - 12/01/41	32,921,922	34,234,536	(a)
4.00%	02/01/44 - 03/01/44	44,196,567	46,023,346
4.50%	05/01/18 - 01/01/41	60,912,117	65,006,929	(a)
4.50%	04/01/41	20,034,911	21,388,355
5.00%	07/01/20 - 06/01/41	21,262,618	23,467,285	(a)
5.00%	03/01/39 - 05/01/39	1,690,504	1,855,253
5.50%	04/01/14 - 01/01/39	26,794,201	29,682,564	(a)
5.50%	04/01/14 - 05/01/37	619,333	685,022
6.00%	05/01/14 - 08/01/35	11,726,967	13,184,559	(a)
6.50%	04/01/14 - 08/01/36	1,900,134	2,107,737	(a)
7.00%	10/01/16 - 02/01/34	221,783	237,463	(a)
7.50%	09/01/14 - 12/01/33	715,891	803,574	(a)
8.00%	11/01/14 - 01/01/33	280,976	314,097	(a)
8.50%	04/01/30	41,733	51,598	(a)
9.00%	01/01/17 - 12/01/22	270,922	295,225	(a)
3.00%	TBA	78,020,000	75,301,487	(c)
3.50%	TBA	43,305,000	43,562,123	(c)
4.50%	TBA	17,920,000	19,115,601	(c)
5.00%	TBA	47,132,000	51,180,174	(c)
6.00%	TBA	21,770,000	24,262,495	(c)
6.50%	TBA	6,768,000	7,611,885	(c)

Government National Mortgage Assoc.
1.63%	05/20/21 - 10/20/25	30,377	31,499	(a,b)
3.00%	06/20/43	22,992,601	22,669,004
3.50%	05/20/43	29,174,029	29,814,661
4.00%	01/20/41 - 04/20/43	38,380,961	40,398,247
4.50%	08/15/33 - 03/20/41	16,475,204	17,819,993	(a)
4.50%	05/20/40	1,280,208	1,381,988
5.00%	08/15/33	700,649	773,045	(a)
6.00%	04/15/27 - 09/15/36	1,907,801	2,180,354	(a)
6.50%	04/15/19 - 09/15/36	1,686,517	1,901,794	(a)
7.00%	03/15/26 - 10/15/36	928,162	1,034,313	(a)
7.50%	11/15/22 - 11/15/31	316,730	343,761	(a)
8.00%	11/15/29 - 06/15/30	4,122	4,610	(a)
8.50%	10/15/17	124,741	135,297	(a)
9.00%	11/15/16 - 12/15/21	441,936	473,940	(a)
5.00%	TBA	12,587,000	13,747,364	(c)
5.50%	TBA	1,900,000	2,102,172	(c)
			739,062,251
Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.40%	11/01/18	58,188	57,913	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	10,689,885	97,994	(a,b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	12,144,359	1,292,587	(f)
4.50%	02/15/18 - 03/15/18	435,796	14,920	(a,f)
5.00%	05/15/18 - 10/15/18	382,495	12,406	(a,f)
5.00%	02/15/38	321,460	19,719	(f)
5.50%	06/15/33	723,176	137,796	(a,f)
6.45%	08/15/25	4,671,862	631,671	(b,f)
7.50%	07/15/27	24,372	5,140	(a,f)
8.00%	04/15/20	34,584	37,167	(a)
Federal Home Loan Mortgage Corp. STRIPS
2.32%	08/01/27	17,434	15,951	(a,d,e)
8.00%	02/01/23 - 07/01/24	64,412	15,173	(a,f)
Federal National Mortgage Assoc. REMIC
1.07%	12/25/22	66,282	64,580	(a,d,e)
1.24%	12/25/42	1,623,218	54,121	(a,b,f)
5.00%	02/25/32	167,911	1,750	(a,f)
5.00%	02/25/40 - 09/25/40	7,414,733	879,775	(f)
5.85%	07/25/38	1,423,072	205,807	(b,f)
7.35%	05/25/18	255,569	25,561	(a,b,f)
8.00%	05/25/22	91	2,372	(a,f)

Federal National Mortgage Assoc. STRIPS
2.18%	12/01/34	755,260	689,096	(a,d,e)
4.50%	08/01/35	1,034,207	162,796	(a,f)
4.50%	01/01/36	958,355	145,378	(f)
5.00%	03/25/38 - 05/25/38	1,192,002	210,204	(f)
5.50%	12/01/33	254,322	49,947	(a,f)
6.00%	01/01/35	1,002,153	180,134	(a,f)
7.50%	11/01/23	280,473	45,933	(a,f)
8.00%	08/01/23 - 07/01/24	128,633	22,756	(a,f)
8.50%	03/01/17 - 07/25/22	158,029	24,375	(a,f)
9.00%	05/25/22	62,045	13,690	(a,f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	13,784,854	1,619,639	(f)
5.00%	12/20/35 - 09/20/38	9,133,447	855,352	(f)
6.09%	02/20/40	4,339,917	819,975	(b,f)
			8,411,678
Asset Backed—0.2%
Capital One Multi-Asset Execution Trust 2006-B1
0.44%	01/15/19	1,000,000	991,731	(b)
Chase Funding Mortgage Loan Asset-Backed Certificates 2004-1
3.99%	11/25/33	1,396,669	1,432,681	(g)
Countrywide Asset-Backed Certificates 2005-17
0.41%	05/25/36	290,448	289,346	(b)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	1,250,000	1,253,473
Irwin Home Equity Loan Trust 2006-2
0.30%	02/25/36	250,740	188,204	(a,b,h)
			4,155,435
Corporate Notes—31.5%
21st Century Fox America Inc.
6.65%	11/15/37	1,846,000	2,254,699
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,234,935	(a)
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,958,319
2.00%	11/06/18	3,992,000	3,958,747
2.90%	11/06/22	1,941,000	1,868,564
AES Corp.
8.00%	10/15/17	338,000	400,107
AES Panama S.A.
6.35%	12/21/16	2,181,000	2,307,815	(a,h)
Agilent Technologies Inc.
5.50%	09/14/15	2,995,000	3,193,527	(a)
Agrium Inc.
3.50%	06/01/23	1,630,000	1,583,255
4.90%	06/01/43	3,793,000	3,748,607
Altria Group Inc.
2.95%	05/02/23	1,681,000	1,551,992	(a)
4.50%	05/02/43	1,681,000	1,544,130	(a)
5.38%	01/31/44	1,711,000	1,788,669
America Movil SAB de C.V.
2.38%	09/08/16	4,817,000	4,956,693	(a)

American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,396,250
7.75%	11/15/19	652,000	753,060
American International Group Inc.
3.38%	08/15/20	2,454,000	2,505,269
American Seafoods Group LLC
10.75%	05/15/16	2,660,000	2,749,775	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	4,077,000	4,177,849
3.50%	01/31/23	1,637,000	1,548,013
5.00%	02/15/24	2,728,000	2,841,223
Anadarko Petroleum Corp.
6.20%	03/15/40	3,482,000	4,031,808
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	1,698,000	1,595,684
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,861,000	4,589,703
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	3,401,000	3,402,007	(h)
3.00%	02/06/19	3,401,000	3,385,505	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	1,720,000	1,602,663
Arizona Public Service Co.
6.25%	08/01/16	2,339,000	2,619,074	(a)
Ascension Health
4.85%	11/15/53	2,608,000	2,672,399
AT&T Inc.
2.38%	11/27/18	3,936,000	3,955,558
4.35%	06/15/45	3,996,000	3,526,770
AXIS Specialty Finance PLC
5.15%	04/01/45	1,871,000	1,883,605
Banco de Reservas de LA Republica Dominicana
7.00%	02/01/23	900,000	847,125	(h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	700,000	709,625	(h)
Bank of America Corp.
2.00%	01/11/18	7,012,000	6,998,867
2.60%	01/15/19	1,476,000	1,481,823
2.65%	04/01/19	3,458,000	3,469,028
3.30%	01/11/23	2,730,000	2,631,963	(a)
4.00%	04/01/24	1,729,000	1,726,965	(c)
4.10%	07/24/23	1,981,000	2,009,360
4.13%	01/22/24	2,655,000	2,684,919
5.00%	01/21/44	2,655,000	2,710,452
Barclays Bank PLC
2.25%	05/10/17	8,801,000	9,049,804	(a,h)
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	4,120,000	4,176,069
3.00%	05/15/22	1,056,000	1,052,630
Berkshire Hathaway Inc.
1.55%	02/09/18	3,373,000	3,357,757
4.50%	02/11/43	3,892,000	3,856,968

BHP Billiton Finance USA Ltd.
3.85%	09/30/23	1,714,000	1,755,904
5.00%	09/30/43	1,714,000	1,813,724
Bombardier Inc.
7.75%	03/15/20	2,094,000	2,345,280	(a,h)
BP Capital Markets PLC
1.38%	05/10/18	5,065,000	4,958,235
3.81%	02/10/24	3,401,000	3,431,415
Brocade Communications Systems Inc.
4.63%	01/15/23	1,451,000	1,385,705	(h)
Cargill Inc.
6.00%	11/27/17	1,749,000	1,998,743	(a,h)
Case New Holland Industrial Inc.
7.88%	12/01/17	1,598,000	1,873,655
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,030,606
2.95%	11/01/22	1,611,000	1,520,457
4.20%	08/01/23	855,000	866,541
4.35%	11/01/42	1,029,000	941,527
Central American Bank for Economic Integration
5.38%	09/24/14	2,780,000	2,830,913	(a,h)
Cequel Capital Corp.
5.13%	12/15/21	3,208,000	3,175,920	(h)
CF Industries Inc.
5.38%	03/15/44	2,686,000	2,800,338
Chesapeake Energy Corp.
3.25%	03/15/16	$1,923,000	$1,942,230
Cigna Corp.
2.75%	11/15/16	2,913,000	3,035,081
4.00%	02/15/22	3,003,000	3,113,946	(a)
Citigroup Inc.
1.75%	05/01/18	3,366,000	3,307,014
3.50%	05/15/23	3,051,000	2,878,466
5.00%	09/15/14	2,838,000	2,892,958	(a)
5.50%	09/13/25	1,361,000	1,449,734
6.68%	09/13/43	2,827,000	3,310,420	(a)
CMS Energy Corp.
3.88%	03/01/24	1,699,000	1,721,398
4.88%	03/01/44	1,699,000	1,730,987
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,326,545
CNH Capital LLC
3.88%	11/01/15	1,928,000	1,981,020
Cogeco Cable Inc.
4.88%	05/01/20	3,215,000	3,198,925	(h)
Comcast Corp.
3.60%	03/01/24	2,722,000	2,736,742
4.75%	03/01/44	1,701,000	1,726,571
Comision Federal de Electricidad
4.88%	05/26/21	600,000	625,500	(h)

Commonwealth Bank of Australia
0.75%	01/13/17	4,706,000	4,710,753	(h)
Community Health Systems Inc.
7.13%	07/15/20	1,891,000	2,051,735
Constellation Brands Inc.
7.25%	09/01/16	3,211,000	3,620,402
Continental Resources Inc.
4.50%	04/15/23	3,411,000	3,532,677
Corp Andina de Fomento
4.38%	06/15/22	2,931,000	3,018,543
Corp Nacional del Cobre de Chile
3.88%	11/03/21	600,000	603,540	(h)
5.63%	09/21/35	554,000	573,580	(a,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	4,695,000	4,340,340
COX Communications Inc.
4.70%	12/15/42	737,000	656,604	(h)
Credit Suisse AG
2.60%	05/27/16	3,681,000	3,821,132	(h)
CVS Caremark Corp.
5.30%	12/05/43	1,709,000	1,886,435
Daimler Finance North America LLC
2.38%	08/01/18	5,552,000	5,602,934	(h)
DCP Midstream Operating LP
2.70%	04/01/19	1,039,000	1,036,498
5.60%	04/01/44	1,732,000	1,807,874
Denbury Resources Inc.
6.38%	08/15/21	2,251,000	2,402,942	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	6,849,685	(h)
Diageo Capital PLC
1.13%	04/29/18	3,366,000	3,273,078
Diageo Investment Corp.
2.88%	05/11/22	4,105,000	3,983,324	(a)
DigitalGlobe Inc.
5.25%	02/01/21	3,218,000	3,177,775
DIRECTV Holdings LLC
4.45%	04/01/24	5,189,000	5,203,638
5.15%	03/15/42	2,559,000	2,419,256
Dominion Resources Inc.
1.95%	08/15/16	3,151,000	3,210,409
DPL Inc.
7.25%	10/15/21	967,000	998,427
Duke Energy Corp.
1.63%	08/15/17	2,920,000	2,926,293
3.05%	08/15/22	1,564,000	1,521,675	(a)
Eaton Corp.
2.75%	11/02/22	3,686,000	3,489,289
eBay Inc.
2.60%	07/15/22	2,199,000	2,087,498
4.00%	07/15/42	1,738,000	1,537,195

Electricite de France
2.15%	01/22/19	6,811,000	6,776,523	(h)
EMC Corp.
1.88%	06/01/18	3,359,000	3,356,760
Empresa Nacional del Petroleo
4.75%	12/06/21	1,513,000	1,557,582	(h)
Energy Transfer Partners LP
6.50%	02/01/42	2,729,000	3,092,863	(a)
Enterprise Products Operating LLC
4.45%	02/15/43	1,950,000	1,830,537
European Investment Bank
0.88%	12/15/14	5,135,000	5,160,470	(a)
4.88%	01/17/17	6,925,000	7,671,446	(a)
Exelon Corp.
4.90%	06/15/15	3,716,000	3,887,471	(a)
Express Scripts Holding Co.
2.65%	02/15/17	3,126,000	3,232,815	(a)
3.13%	05/15/16	4,419,000	4,603,780	(a)
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,612,854
Ford Motor Credit Company LLC
5.88%	08/02/21	2,569,000	2,955,981
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	2,859,000	2,811,458
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	2,481,000	2,639,164	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	2,617,000	2,898,327	(a)
General Motors Co.
4.88%	10/02/23	1,889,000	1,936,225	(h)
Genworth Holdings Inc.
4.80%	02/15/24	1,700,000	1,768,457
7.70%	06/15/20	1,519,000	1,850,734	(a)
Gilead Sciences Inc.
3.70%	04/01/24	3,459,000	3,460,449
4.80%	04/01/44	2,595,000	2,671,303
Glencore Funding LLC
2.50%	01/15/19	4,879,000	4,711,348	(a,h)
4.13%	05/30/23	6,170,000	5,892,874	(h)
Goldman Sachs Capital I
6.35%	02/15/34	1,532,000	1,586,213
Great Plains Energy Inc.
4.85%	06/01/21	2,966,000	3,203,049	(a)
HCA Inc.
6.50%	02/15/20	2,218,000	2,484,160
Hewlett-Packard Co.
2.75%	01/14/19	8,520,000	8,576,343	(a)
Hexion US Finance Corp.
6.63%	04/15/20	3,863,000	3,998,205
HSBC Holdings PLC
4.25%	03/14/24	2,767,000	2,770,406
5.25%	03/14/44	1,510,000	1,526,846

Hughes Satellite Systems Corp.
6.50%	06/15/19	1,839,000	2,018,302	(a)
Huntsman International LLC
4.88%	11/15/20	3,205,000	3,225,031
Hyundai Capital America
1.63%	10/02/15	2,930,000	2,956,707	(h)
2.13%	10/02/17	1,488,000	1,498,830	(h)
iGATE Corp.
9.00%	05/01/16	3,215,000	3,375,750
Illinois Tool Works Inc.
3.50%	03/01/24	3,402,000	3,389,368
ING U.S. Inc.
5.50%	07/15/22	2,651,000	2,973,659
5.70%	07/15/43	1,761,000	1,991,809
Ingles Markets Inc.
5.75%	06/15/23	4,367,000	4,367,000
Instituto Costarricense de Electricidad
6.95%	11/10/21	800,000	848,000	(h)
IntercontinentalExchange Group Inc.
4.00%	10/15/23	3,423,000	3,551,003
International Business Machines Corp.
3.63%	02/12/24	5,102,000	5,144,275
Invesco Finance PLC
3.13%	11/30/22	4,673,000	4,524,441
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,029,340	(h)
Jefferies Group Inc.
5.13%	01/20/23	1,378,000	1,448,300
6.50%	01/20/43	1,123,000	1,176,226
Kerr-McGee Corp.
6.95%	07/01/24	3,433,000	4,162,821
KFW
2.00%	10/04/22	10,325,000	9,696,817	(a)
4.50%	07/16/18	2,938,000	3,287,240	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	4,086,000	3,857,997
Kinross Gold Corp.
5.95%	03/15/24	1,699,000	1,702,104	(h)
6.88%	09/01/41	1,097,000	1,053,744
Korea National Oil Corp.
2.88%	11/09/15	3,961,000	4,073,453	(a,h)
Liberty Mutual Group Inc.
4.25%	06/15/23	3,477,000	3,528,620	(h)
Linn Energy LLC
7.25%	11/01/19	3,011,000	3,138,967	(h)
8.63%	04/15/20	1,280,000	1,390,400
Lowe’s Companies Inc.
5.00%	09/15/43	1,713,000	1,817,421
LYB International Finance BV
4.88%	03/15/44	2,293,000	2,288,861
MasterCard Inc.
3.38%	04/01/24	2,680,000	2,675,624

Medtronic Inc.
4.63%	03/15/44	1,190,000	1,222,715
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,178,243
Microsoft Corp.
2.38%	05/01/23	6,735,000	6,287,803	(a)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	3,165,000	3,785,986	(a)
Morgan Stanley
2.13%	04/25/18	3,303,000	3,295,763
4.75%	03/22/17	2,159,000	2,356,179
4.88%	11/01/22	3,226,000	3,389,829
5.00%	11/24/25	3,425,000	3,524,051
Mylan Inc.
7.88%	07/15/20	2,928,000	3,282,212	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	1,723,000	1,814,712	(h)
NCL Corp. Ltd.
5.00%	02/15/18	1,788,000	1,855,050
Newfield Exploration Co.
5.63%	07/01/24	2,566,000	2,662,225
5.75%	01/30/22	2,660,000	2,826,250
Nexen Energy ULC
6.40%	05/15/37	1,775,000	2,042,145
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	5,770,000	5,908,843	(a)
Northeast Utilities
1.45%	05/01/18	3,371,000	3,271,411
Novartis Capital Corp.
2.40%	09/21/22	3,517,000	3,323,695
4.40%	05/06/44	3,912,000	3,947,302
NYSE Euronext
2.00%	10/05/17	3,741,000	3,802,221
Omnicom Group Inc.
3.63%	05/01/22	2,518,000	2,500,623	(a)
Oracle Corp.
1.20%	10/15/17	4,836,000	4,797,989
3.63%	07/15/23	2,427,000	2,457,626
PacifiCorp
6.25%	10/15/37	2,644,000	3,340,102	(a)
Perrigo Co. PLC
2.30%	11/08/18	3,425,000	3,387,818	(h)
Petrobras Global Finance BV
3.00%	01/15/19	3,925,000	3,709,357
6.25%	03/17/24	797,000	821,118
7.25%	03/17/44	797,000	818,141
Petrobras International Finance Co.
3.50%	02/06/17	3,082,000	3,115,292
3.88%	01/27/16	1,175,000	1,206,653

Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	4,886,000	4,742,090
4.88%	01/18/24	2,686,000	2,773,295
5.50%	01/21/21	1,428,000	1,560,090
6.00%	03/05/20	1,190,000	1,340,237
6.50%	06/02/41	530,000	580,350
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	2,372,917	2,541,987
Philip Morris International Inc.
4.13%	03/04/43	1,682,000	1,545,797
Pitney Bowes Inc.
4.63%	03/15/24	2,421,000	2,403,898
Plains Exploration & Production Co.
6.50%	11/15/20	1,621,000	1,785,126
PPL Capital Funding Inc.
5.00%	03/15/44	2,075,000	2,102,073
Prudential Financial Inc.
5.63%	06/15/43	2,060,000	2,101,200	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	4,677,121
Range Resources Corp.
5.75%	06/01/21	1,920,000	2,056,800
Realty Income Corp. (REIT)
4.65%	08/01/23	1,734,000	1,814,449
Republic of Angola Via Northern Lights III BV
7.00%	08/16/19	693,000	757,969
Revlon Consumer Products Corp.
5.75%	02/15/21	1,285,000	1,291,425
Rockwell Collins Inc.
3.70%	12/15/23	2,732,000	2,770,253
Rowan Companies Inc.
4.75%	01/15/24	2,387,000	2,415,362
5.85%	01/15/44	682,000	692,893
Royal Bank of Canada
1.20%	09/19/18	5,587,000	5,547,902	(a)
RSI Home Products Inc.
6.88%	03/01/18	3,211,000	3,443,797	(h)
Sabine Pass Liquefaction LLC
5.63%	02/01/21	1,857,000	1,915,031
Sanofi
1.25%	04/10/18	4,000,000	3,913,304	(a)
Schaeffler Holding Finance BV
6.88%	08/15/18	1,900,000	2,021,125	(a,h,i)
Shell International Finance BV
3.40%	08/12/23	5,178,000	5,188,418
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	3,443,000	3,138,566	(a,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	3,466,000	3,673,960	(h)
Sprint Corp.
7.25%	09/15/21	1,895,000	2,065,550	(h)
Standard Chartered PLC
5.70%	03/26/44	3,979,000	3,941,597	(h)

Statoil ASA
3.70%	03/01/24	5,137,000	5,233,355
4.80%	11/08/43	1,712,000	1,828,767
Sunoco Logistics Partners Co.
4.25%	04/01/24	1,728,000	1,724,095
SunTrust Banks Inc.
2.35%	11/01/18	3,426,000	3,427,223
T-Mobile USA Inc.
6.25%	04/01/21	1,946,000	2,057,895
Talisman Energy Inc.
5.50%	05/15/42	1,325,000	1,312,546
6.25%	02/01/38	2,867,000	3,064,608	(a)
Teck Resources Ltd.
5.40%	02/01/43	1,683,000	1,585,519	(a)
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,280,532
Textron Inc.
6.20%	03/15/15	2,998,000	3,147,067	(a)
The Allstate Corp.
5.75%	08/15/53	1,900,000	1,995,000	(b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	4,200,000	4,186,056	(h)
The Coca-Cola Co.
3.30%	09/01/21	3,279,000	3,369,294
The Goldman Sachs Group Inc.
2.38%	01/22/18	4,023,000	4,049,729	(a)
2.63%	01/31/19	5,094,000	5,080,949
2.90%	07/19/18	1,381,000	1,408,336	(a)
4.00%	03/03/24	4,079,000	4,060,918
6.75%	10/01/37	1,271,000	1,455,955	(a)
The Interpublic Group of Companies Inc.
4.20%	04/15/24	4,839,000	4,829,903
The Korea Development Bank
3.25%	03/09/16	2,799,000	2,913,787	(a)
4.00%	09/09/16	1,627,000	1,731,065	(a)
The McClatchy Co.
9.00%	12/15/22	1,974,000	2,297,242
The Potomac Edison Co.
5.35%	11/15/14	1,520,000	1,565,931	(a)
The Southern Co.
2.45%	09/01/18	4,126,000	4,184,490
Thermo Fisher Scientific Inc.
2.40%	02/01/19	2,395,000	2,384,984
4.15%	02/01/24	3,763,000	3,871,495
Time Warner Cable Inc.
5.88%	11/15/40	3,887,000	4,211,798
6.55%	05/01/37	1,004,000	1,166,076
Time Warner Inc.
5.35%	12/15/43	3,804,000	4,053,934
Tops Holding Corp.
8.88%	12/15/17	4,464,000	4,876,920
Total Capital International S.A.
1.55%	06/28/17	5,567,000	5,621,746	(a)

Transocean Inc.
6.50%	11/15/20	3,396,000	3,813,460
tw telecom holdings inc.
6.38%	09/01/23	1,267,000	1,355,690
U.S. Bancorp
3.44%	02/01/16	5,157,000	5,383,269	(a)
Union Bank NA
2.63%	09/26/18	3,430,000	3,494,920
Unit Corp.
6.63%	05/15/21	3,219,000	3,412,140	(a)
United Rentals North America Inc.
5.75%	07/15/18	3,212,000	3,436,840	(a)
Vail Resorts Inc.
6.50%	05/01/19	3,198,000	3,361,897	(a)
Vale Overseas Ltd.
6.25%	01/11/16	1,873,000	2,032,789
Valeant Pharmaceuticals International
6.38%	10/15/20	3,204,000	3,460,320	(a,h)
Verizon Communications Inc.
2.45%	11/01/22	3,438,000	3,133,015
3.45%	03/15/21	5,195,000	5,266,125
5.05%	03/15/34	1,039,000	1,065,883
5.15%	09/15/23	7,168,000	7,844,079
6.55%	09/15/43	2,406,000	2,927,946
Viasystems Inc.
7.88%	05/01/19	1,932,000	2,081,730	(a,h)
Weatherford International Ltd.
4.50%	04/15/22	1,177,000	1,232,550	(a)
5.95%	04/15/42	2,847,000	3,067,463	(a)
6.75%	09/15/40	844,000	982,770	(a)
WellPoint Inc.
3.30%	01/15/23	3,416,000	3,275,889
Wells Fargo & Co.
3.45%	02/13/23	3,553,000	3,448,492	(a)
4.13%	08/15/23	1,705,000	1,724,853
Williams Partners LP
4.30%	03/04/24	4,011,000	4,028,785
Windstream Corp.
6.38%	08/01/23	3,218,000	3,137,550
WM Wrigley Jr Co.
2.00%	10/20/17	1,715,000	1,719,157	(h)
2.90%	10/21/19	3,430,000	3,460,915	(h)
WPX Energy Inc.
5.25%	01/15/17	3,212,000	3,436,840	(a)
Xilinx Inc.
2.13%	03/15/19	1,730,000	1,709,382
3.00%	03/15/21	2,421,000	2,400,789
XLIT Ltd.
5.25%	12/15/43	1,613,000	1,709,575
Xstrata Finance Canada Ltd.
2.70%	10/25/17	1,992,000	2,016,103	(a,h)
Zhaikmunai LLP
7.13%	11/13/19	2,248,000	2,332,300	(a,h)
Zoetis Inc.
3.25%	02/01/23	2,867,000	2,765,376
			820,345,539

Non-Agency Collateralized Mortgage Obligations—5.4%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	4,943,524	(a,h)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	260,000	281,276
5.68%	07/10/46	1,450,000	1,582,373
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,481,739	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.83%	02/10/51	278,060	309,189	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.25%	02/10/51	2,270,000	2,582,908	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.29%	11/10/42	3,110,000	3,219,904	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	3,040,000	3,208,699	(a,b)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	2,697,315	2,772,883	(b)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	1,690,000	1,818,061	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,854,992	(b)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	1,600,000	1,650,323	(b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,454,526	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,044,279	(b)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	5,740,000	6,106,803	(b)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	783,532	8	(b)
GS Mortgage Securities Corp. II 2012-GC9
2.38%	11/10/45	7,730,153	997,414	(b,f)
GS Mortgage Securities Corp. II 2013-KYO
2.76%	11/08/29	1,730,000	1,754,094	(b,h)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	1,720,000	1,732,381	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	3,010,000	3,130,102	(a)
5.31%	08/10/44	1,470,000	1,624,335	(b,h)

GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	1,735,000	1,787,043
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	3,405,000	3,298,839
Impac CMB Trust Series 2004-5
0.87%	10/25/34	1,805,337	1,740,282	(a,b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.94%	12/15/47	10,238,256	1,043,504	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	3,648,220	3,760,119	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	1,671,961	1,706,984	(a,b)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	2,010,000	2,194,152	(a)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	5,110,000	5,609,727	(a)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	1,010,000	1,033,973	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	1,365,000	1,431,815	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	2,521,000	2,588,706	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	1,710,000	1,738,131	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.78%	12/15/39	19,274,778	55,319	(b,f,h)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	1,544,735	1,606,523
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	2,970,000	3,154,387
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	1,433,205	1,561,953	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	3,590,000	3,970,859	(b)
6.11%	07/15/40	4,180,000	4,616,455	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	399,661	32,471	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580,000	4,974,338	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	3,154,000	3,047,751	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.84%	02/15/47	1,710,000	1,535,279	(b,h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	4,900,000	5,012,068	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	2,300,000	2,121,750	(a,b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	3,500,000	3,707,795	(a,b)
5.27%	10/12/52	2,590,000	2,757,229	(b)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	1,190,000	1,296,475	(a,b)

Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	3,450,000	3,865,708	(b)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	1,525,000	1,754,165	(a,b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510,000	1,644,872	(b,h)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	997,855	7,103
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	1,690,000	1,768,872	(b,h)
WFRBS Commercial Mortgage Trust 2013-C15
4.49%	08/15/46	1,389,000	1,238,306	(b,h)
WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	2,330,000	2,212,472	(b,h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,943,157
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	2,365,000	2,435,815
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,485,145	(b)
			141,289,355
Sovereign Bonds—1.4%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	500,000	535,625	(h)
Government of Brazil
4.25%	01/07/25	2,221,000	2,148,818
Government of Chile
3.63%	10/30/42	700,000	579,250
Government of Colombia
2.63%	03/15/23	2,597,000	2,337,300
4.38%	07/12/21	1,500,000	1,560,000
5.63%	02/26/44	1,740,000	1,816,560
Government of Dominican Republic
7.50%	05/06/21	1,000,000	1,115,000	(a,h)
Government of Mexico
4.75%	03/08/44	3,730,000	3,543,500	(a)
5.75%	10/12/10	524,000	514,830
6.05%	01/11/40	600,000	682,500
Government of Panama
6.70%	01/26/36	404,000	474,700	(a)
Government of Peru
6.55%	03/14/37	1,624,000	1,952,860
Government of Philippines
6.38%	01/15/32	2,725,000	3,324,500
Government of Poland
3.00%	03/17/23	1,765,000	1,650,275
5.00%	03/23/22	2,588,000	2,824,155
5.13%	04/21/21	764,000	843,647

Government of South Africa
5.88%	05/30/22	1,200,000	1,317,240
Government of Turkey
3.25%	03/23/23	3,951,000	3,455,149	(a)
6.63%	02/17/45	1,677,000	1,767,139
6.88%	03/17/36	2,713,000	2,940,892
Government of Uruguay
4.50%	08/14/24	1,370,000	1,404,250
			36,788,190
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,395,322	(a)
Denver City & County School District No 1
4.24%	12/15/37	2,945,000	2,764,501
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,683,011
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	973,394
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	3,835,336
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	1,751,123
State of California
5.70%	11/01/21	2,075,000	2,423,434
			16,826,121
FNMA—0.0% *
Lehman TBA
5.50%	TBA	1,892,734	—	(**,j,k)

Total Bonds and Notes (Cost $2,561,168,470)			2,573,555,778

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $2,594,700)		103,788	2,584,321

Total Investments in Securities (Cost $2,563,763,170)			2,576,140,099

		Principal Amount	Fair Value
Short-Term Investments—10.5%
Time Deposit—3.8%
State Street Corp.
0.01%	04/01/14	$100,100,691	100,100,691	(l)
(Cost $100,100,691)
U.S. Treasuries—6.7%
U.S. Treasury Bills
0.05%	06/12/14	75,000,000	74,997,000	(d)
0.08%	04/24/14	100,000,000	99,994,729	(a,d)

Total U.S. Treasuries (Cost $174,987,979)			174,991,729

Total Short-Term Investments (Cost $275,088,670)			275,092,420

Total Investments (Cost $2,838,851,840)			2,851,232,519

Liabilities in Excess of Other Assets, net—(9.3)%			(242,390,806)

NET ASSETS—100.0%			$2,608,841,713

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
2 Yr. U.S. Treasury Notes Futures	June 2014	1,764	$387,308,250	$(143,724)

The Fund had the following short futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2014	1,115	$(148,538,906)	$(445,429)
Ultra Long-Term U.S. Treasury Bond Futures	June 2014	119	(17,191,782)	(274,734)
5 Yr. U.S. Treasury Notes Futures	June 2014	143	(17,010,297)	19,636
10 Yr. U.S. Treasury Notes Futures	June 2014	2,089	(257,991,500)	1,768,218

				$1,067,691

				$923,967

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $175,565,789 or 6.73% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is in default.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2014:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$806,677,209	$—	$806,677,209
	Agency Mortgage Backed	—	739,062,251	—	739,062,251
	Agency Collateralized Mortgage Obligations	—	8,411,678	—	8,411,678
	Asset Backed	—	4,155,435	—	4,155,435
	Corporate Notes	—	820,345,539	—	820,345,539
	Non-Agency Collateralized Mortgage Obligations	—	141,289,355	—	141,289,355
	Sovereign Bonds	—	36,788,190	—	36,788,190
	Municipal Bonds and Notes	—	16,826,121	—	16,826,121
	Preferred Stocks	2,584,321	—	—	2,584,321
	Short-Term Investments	—	275,092,420	—	275,092,420

	Total Investments in Securities	$2,584,321	$2,848,648,198	$—	$2,851,232,519

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Depreciation	$(143,724)	$—	$—	$(143,724)
	Short Futures Contracts—Unrealized Appreciation	1,787,854	—	—	1,787,854
	Short Futures Contracts—Unrealized Depreciation	(720,163)	—	—	(720,163)

	Total Other Financial Instruments	$923,967	$—	$—	$923,967

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP Income Fund	$2,838,851,840	$34,548,446	$(22,167,767)	$12,380,679

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund
General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 28, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: May 28, 2014